Assets Held For Sale(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Assets Held For Sale Abstract [Abstract]
Schedule Of Assets Held For Sale

Details of assets held for sale as of December 31, 2016 and 2017, are as follows:

	2016
	Acquisition cost[1]		Accumulated impairment		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	31,310	￦	(8,179)	￦	23,131	￦	24,704
Buildings held for sale		50,086		(21,069)		29,017		29,300

Total	￦	81,396	￦	(29,248)	￦	52,148	￦	54,004

	2017
	Acquisition cost[1]		Accumulated impairment		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	133,445	￦	(1,492)	￦	131,953	￦	251,520
Buildings held for sale		34,862		(11,309)		23,553		24,548

Total	￦	168,307	￦	(12,801)	￦	155,506	￦	276,068

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation.

Fair Value Measurement Inputs Of Assets Held Forsale Whose Fair Values Are Measured Table Text Block [Text Block]

The valuation technique and input variables that are used to measure the fair value of assets held for sale as of December 31, 2017, are as follows:

	2017
	Fair value		Valuation technique[1]	Unobservable input[2]	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Land and buildings	￦	276,068	Market comparison approach model and others	Adjustment index	0.20~1.10	Fair value increases as the adjustment index rises.
				Adjustment ratio	-20.00~0.00	Fair value decreases as the absolute value of adjustment index rises.

[1]	The Group adjusted the appraisal value by the adjustment ratio in the event the public sale is unsuccessful.
[2]	Adjustment index is calculated using the real estate index or the producer price index, or land price volatility.

Schedule Of Changesin Accumulated Impairment Losses Of Assets Held Forsale Table Text Block [Text Block]

The changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2016 and 2017, are as follows:

2016
Beginning	Provision	Reversal		Others		Ending
(In millions of Korean won)
￦ (24,484)	￦ (5,269)	￦	96	￦	409	￦ (29,248)

2017
Beginning	Provision[1]	Reversal		Disposal and others[1]		Ending
(In millions of Korean won)
￦ (29,248)	￦ (24,192)	￦	5,138	￦	35,501	￦ (12,801)

[1]	Including the amount of assets of disposal group as held for sale sold during 2017